United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07309

                      (Investment Company Act File Number)


                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04



Item 1.     Schedule of Investments


Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2004 (unaudited)



   Principal
   Amount                                                                           Value
                         U.S. Treasury--49.4%
                         U.S. Treasury Bonds--18.4%
$  325,000               12.000%, 8/15/2013                                   $     420,264
   2,200,000             11.250%, 2/15/2015                                         3,431,648
   3,700,000             7.250%, 5/15/2016                                          4,577,603
   2,050,000             8.750%, 5/15/2017                                          2,840,214
   1,000,000             8.125%, 5/15/2021                                          1,359,840
   1,800,000             7.250%, 8/15/2022                                          2,278,692
   4,000,000             7.125%, 2/15/2023                                          5,012,520
   6,000,000       1     6.250%, 8/15/2023                                          6,894,360
   5,500,000       1     6.250%, 5/15/2030                                          6,415,255
   14,598,000      1     5.375%, 2/15/2031                                          15,357,534
                         Total                                                      48,587,930
                         U.S. Treasury Notes--31.0%
   1,000                 6.500%, 5/15/2005                                          1,018
   2,000,000             1.875%, 1/31/2006                                          1,980,320
   10,000,000      1     2.250%, 4/30/2006                                          9,918,800
   4,600,000             7.000%, 7/15/2006                                          4,897,574
   15,100,000            6.500%, 10/15/2006                                         16,065,041
   5,500,000       1     3.500%, 11/15/2006                                         5,552,415
   2,000,000       1     6.250%, 2/15/2007                                          2,135,320
   2,000,000             6.625%, 5/15/2007                                          2,164,680
   10,000,000      1     2.750%, 8/15/2007                                          9,881,200
   1,000,000             5.500%, 2/15/2008                                          1,065,940
   6,500,000       1     4.750%, 11/15/2008                                         6,800,625
   2,800,000       1     5.500%, 5/15/2009                                          3,020,500
   2,000,000             6.000%, 8/15/2009                                          2,200,940
   8,109,000       1     4.875%, 2/15/2012                                          8,501,800
   7,600,000       1     4.750%, 5/15/2014                                          7,835,144
                         Total                                                      82,021,317
                         Total u.s. treasury (identified cost
                         $126,932,822)                                              130,609,247
                         Government Agencies--23.4%
                         Federal Home Loan Bank System--8.1%
   7,000,000             7.250%, 2/15/2007                                          7,588,980
   3,000,000             6.730%, 6/22/2009                                          3,346,560
   900,000               6.500%, 11/13/2009                                         998,100
   1,300,000             7.375%, 2/12/2010                                          1,499,680
   4,450,000             7.625%, 5/14/2010                                          5,198,535
   2,500,000             6.875%, 8/13/2010                                          2,841,575
                         Total                                                      21,473,430
                         Federal Home Loan Mortgage Corp--8.4%
   6,000,000             5.250%, 1/15/2006                                          6,153,960
   16,000,000      1     1.875%, 2/15/2006                                          15,796,000
   70,000                6.750%, 9/15/2029                                          82,024
                         Total                                                      22,031,984
                         Federal National Mortgage Association--6.2%
   16,300,000      1     3.125%, 7/15/2006                                          16,311,410
                         Federal Agricultural Mortgage
                         Association--0.7%
   1,700,000             8.070%, 4/16/2007                                          1,883,498
                         Total Government Agencies (identified cost
                         $59,014,381)                                               61,700,322
                         Mortgage Backed Securities--1.0%
                         Federal National Mortgage Association--0.0%
   53,867                7.500%, 6/1/2012                                           57,460
                         Government National Mortgage Association--1.0%
   3,168                 7.500%, 10/15/2026                                         3,414
   1,225,128             7.000%, 8/15/2027                                          1,312,149
   205,007               7.500%, 10/15/2027                                         220,694
   163,779               8.000%, 10/15/2027                                         178,483
   881,192               6.500%, 10/15/2031                                         929,393
                         Total                                                      2,644,133
                         Total Mortgage Backed Securities (identified
                         cost $2,570,794)                                           2,701,593
                         Collateralized Mortgage Obligations--0.0%
                         Federal National Mortgage Association
                         REMIC--0.0%
   63,729                REMIC 1988-16 B, 9.500%, 6/25/2018                         70,087
   20,798                REMIC 1989-35 G, 9.500%, 7/25/2019                         22,577
                         Total collateraliZEd mortgage obligations
                         (identified cost $90,507)                                  92,664
                         Mutual Fund--21.4%
   5,576,952       2      Federated Mortgage Core Portfolio
                         (IDENTIFIED COST $55,971,554)                              56,606,058
                         Repurchase Agreements--46.8%
   10,306,000            Interest in $2,000,000,000 joint repurchase
                         agreement with UBS Securities LLC, 2.08%,
                         dated 11/30/2004 to be repurchased at
                         $10,306,595 on 12/1/2004, collateralized by
                         U.S. Government Agency Obligations with
                         various maturities to 8/15/2034, collateral
                         market value $2,060,004,602                                10,306,000
   35,000,000            Interest in $1,500,000,000 joint repurchase
                         agreement with CS First Boston Corp., 2.08%,
                         dated 11/30/2004, to be repurchased at
                         $35,002,022 on 12/1/2004, collateralized by
                         U.S. Government Agency Obligations with
                         various maturities to 11/1/2034, collateral
                         market value $1,531,339,125 (held as
                         collateral for securities lending)                         35,000,000
   35,000,000            Interest in $550,000,000 joint repurchase
                         agreement with Societe Generale, London,
                         2.08%, dated 11/30/2004, to be repurchased
                         at $35,002,022 on 12/1/2004, collateralized
                         by U.S. Government Agency Obligations with
                         various maturities to 12/1/2034, collateral
                         market value $564,267,599 (held as
                         collateral for securities lending)                         35,000,000
   43,294,000            Interest in $2,000,000,000 joint repurchase
                         agreement with Wachovia Securities, Inc.,
                         2.08%, dated 11/30/2004, to be repurchased
                         at $43,296,501 on 12/1/2004, collateralized
                         by U.S. Government Agency Obligations with
                         various maturities to 12/1/2034, collateral
                         market value $2,042,918,473 (held as
                         collateral for securities lending)                         43,294,000
                         Total REpurchase agreements (at amortized
                         cost)                                                      123,600,000
                         Total Investments--142.0% (identified cost
                         $368,180,058)3                                             375,309,884
                         other assets and liabilities--net--(42.0)%                 (111,007,629)
                         total net assets--100%                                $    264,302,255



1    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers.

     As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned      Market Value of Collateral
       $109,602,011                           $113,294,000

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $368,180,058. The net unrealized appreciation of investments for federal tax purposes was $7,129,826. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,610,307 and net unrealized depreciation from investments for those securities having an excess of cost over value of $480,481.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronym is used throughout this portfolio:

REMIC       --Real Estate Mortgage Investment Conduit

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005